Offerings - Offering: 1	Jul. 30, 2025 USD ($) shares
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.01 per share
Amount Registered | shares	9,966,682
Maximum Aggregate Offering Price	$ 289,631,778.92
Carry Forward Form Type	S-3
Carry Forward File Number	333-266403
Carry Forward Initial Effective Date	Jul. 29, 2022
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 26,848.86
Offering Note
(1)
This prospectus supplement relates to 9,966,682 unsold shares of class A common stock of Blackstone Mortgage Trust, Inc. issuable under the Blackstone Mortgage Trust, Inc. Dividend Reinvestment and Direct Stock Purchase Plan and any additional shares of class A common stock of Blackstone Mortgage Trust, Inc. which become issuable with respect thereto by reason of any stock dividend, stock split, recapitalization or other similar transaction, that were previously covered by the registrant’s then-active registration statement on Form
S-3,
filed with the Securities and Exchange Commission on July 29, 2022 (File
No. 333-266403)
(the “Prior Registration Statement”), pursuant to a prospectus supplement thereunder filed on July 29, 2022 (the “Prior Prospectus Supplement”). The prospectus supplement filed hereby supersedes and replaces the Prior Prospectus Supplement with respect to the registration of the unsold shares of class A common stock issuable under the Dividend Reinvestment and Direct Stock Purchase Plan.

(2)
Information provided represents the proposed maximum offering price per share, the proposed maximum aggregate offering price, and the amount of filing fee previously paid at the time of the filing of the Prior Prospectus Supplement. In accordance with Rule 415(a)(6) under the Securities Act of 1933, as amended, all of the securities registered pursuant to the prospectus supplement filed herewith were previously registered on the Prior Registration Statement. In connection with the prior registration of such unsold securities, Blackstone Mortgage Trust, Inc. paid filing fees of $26,848.86 with respect to class A common stock with an aggregate offering price of $289,631,778.92, which will continue to be applied to such unsold securities. This “Calculation of Registration Fee” table shall be deemed to update the “Calculation of Registration Fee” table in the current registration statement on Form
S-3
filed with the Securities and Exchange Commission on July 30, 2025 (File No. 333-289091).